Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
South Africa
Pension benefits
Percentage of members electing to transfer to the defined contribution section of the pension fund	99.00%
Ordinary shares included in the plan assets		2,080,048		2,077,048
Value of ordinary shares included in the plan assets		R 485		R 772
Value of property occupied included in the plan assets		R 1,533		R 1,533
Pension fund assets
Equities	52.00%		55.00%
Resources	7.00%		7.00%
Industrials	4.00%		3.00%
Consumer discretionary	9.00%		9.00%
Consumer staples	7.00%		7.00%
Healthcare	5.00%		5.00%
Information technologies	7.00%		8.00%
Telecommunications	2.00%		4.00%
Financials (ex real estate)	11.00%		12.00%
Fixed interest	19.00%		18.00%
Direct property	11.00%		10.00%
Listed property	3.00%		3.00%
Cash and cash equivalents	3.00%		2.00%
Third party managed assets	11.00%		11.00%
Other	1.00%		1.00%
Total	100.00%		100.00%
United States of America
Pension fund assets
Equities	35.00%		35.00%
Resources	6.00%		5.00%
Industrials	4.00%		4.00%
Consumer discretionary	4.00%		4.00%
Consumer staples	2.00%		2.00%
Healthcare	4.00%		4.00%
Information technologies	8.00%		8.00%
Telecommunications	2.00%		3.00%
Financials (ex real estate)	5.00%		5.00%
Fixed interest	39.00%		40.00%
Direct property	9.00%		9.00%
Other	17.00%		16.00%
Total	100.00%		100.00%